INCOME TAXES (Details Narrative)		12 Months Ended
	Mar. 21, 2018	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, deduction		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Tax concession		$ (385)	$ 3,000	$ (769)	$ 6,000	$ (1,282)	$ 10,000
Effective tax rates on income before income taxes		14.30%	14.30%	15.10%	15.10%	13.50%	13.50%
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Significant Change in Unrecognized Tax Benefits, Nature of Event	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.